INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets
The following table presents the change in the balance of intangible assets for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks	Other	Total
Gross carrying amount
Balance at January 1, 2024	$2,881	$3,621	$993	$246	$422	$8,163
Additions	113	—	61	—	65	239
Acquisitions through business combinations	—	—	11	—	—	11
Dispositions	(1)	—	(2)	—	(10)	(13)
Foreign currency translation	(735)	—	(34)	—	19	(750)
Balances at December 31, 2024	$2,258	$3,621	$1,029	$246	$496	$7,650
Additions	131	—	40	—	70	241
Dispositions (1)	(1)	(2)	(29)	—	(159)	(191)
Foreign currency translation	283	—	17	—	43	343
Balance at December 31, 2025	$2,671	$3,619	$1,057	$246	$450	$8,043
Accumulated amortization and impairment
Balance at January 1, 2024	$(470)	$(360)	$(293)	$(24)	$(85)	$(1,232)
Amortization and impairment expense	(108)	(243)	(193)	(17)	(53)	(614)
Dispositions	1	—	1	—	10	12
Foreign currency translation	124	—	17	—	9	150
Balances at December 31, 2024	$(453)	$(603)	$(468)	$(41)	$(119)	$(1,684)
Amortization expense	(109)	(238)	(189)	(16)	(33)	(585)
Dispositions (1)	1	—	26	—	79	106
Foreign currency translation	(57)	—	(8)	—	(8)	(73)
Balance at December 31, 2025	$(618)	$(841)	$(639)	$(57)	$(81)	$(2,236)
Net book value
December 31, 2024	$1,805	$3,018	$561	$205	$377	$5,966
December 31, 2025	$2,053	$2,778	$418	$189	$369	$5,807
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(1)Reflects the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.
The following table presents the change in the balance of goodwill for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$4,988	$5,702
Acquisitions through business combinations	—	24
Impairment	—	(661)
Foreign currency translation	37	(77)
Balance at end of year	$5,025	$4,988